Consolidated Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) (Parenthetical)	Apr. 17, 2025
Statement of changes in equity [abstract]
Reverse stock split	one (1) for five hundreds (500) reverse stock split